Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

6. Goodwill and Other Intangible Assets

Prior year amounts included in the following table have been recast to conform to the 2011 segment presentation as discussed further in Note 2 of Notes to the Consolidated Financial Statements. Changes in the carrying amount of goodwill, by reporting segment, were as follows:

(in millions)	UnitedHealthcare	OptumHealth	OptumInsight	OptumRx	Consolidated
Balance at January 1, 2009	$17,629	$567	$1,052	$840	$20,088
Acquisitions	161	40	415	0	616
Subsequent payments and adjustments, net	61	(34)	(4)	0	23

Balance at December 31, 2009	17,851	573	1,463	840	20,727
Acquisitions	0	187	2,022	0	2,209
Impairment	0	0	(172)	0	(172)
Subsequent payments and adjustments, net	(14)	0	(5)	0	(19)

Balance at December 31, 2010	$17,837	$760	$3,308	$840	$22,745

In 2010, there was a decline in the economic environment and competitive landscape for the clinical trial support businesses within one of the OptumInsight reporting units. These businesses experienced unexpected declines in new business authorizations from historical levels including continued delays in and lengthening of the selling cycle. During this time the Company began evaluating strategic options with respect to the clinical trial support businesses. In December 2010, as part of the annual goodwill impairment analysis, the Company considered the aforementioned market conditions and operating results as well as indications of interest the Company began to receive on the clinical trial support businesses as the fair value of the reporting unit was evaluated. As a result of that analysis, the Company determined that the implied fair value of the reporting unit was less than its carrying value and an impairment charge of $172 million was recorded. The implied fair value of the reporting unit was determined by a combination of valuation techniques, including discounting future expected cash flows and expected sale proceeds.

The gross carrying value, accumulated amortization and net carrying value of other intangible assets were as follows:

	December 31, 2010			December 31, 2009
(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer contracts and membership lists	$3,623	$(1,038)	$2,585	$2,864	$(796)	$2,068
Patents, trademarks and technology	505	(246)	259	437	(187)	250
Other	132	(66)	66	118	(55)	63

Total	$4,260	$(1,350)	$2,910	$3,419	$(1,038)	$2,381

The acquisition date fair values and weighted-average useful lives assigned to finite-lived intangible assets acquired in business combinations consisted of the following by year of acquisition:

	2010		2009
(in millions, except years)	Fair Value	Weighted- Average Useful Life	Fair Value	Weighted- Average Useful Life
Customer contracts and membership lists	$786	14 years	$239	12 years
Patents, trademarks, and technology	94	8 years	41	9 years
Other	14	9 years	1	2 years

Total acquired finite-lived intangible assets	$894	13 years	$281	12 years

Estimated full year amortization expense relating to intangible assets for each of the next five years is as follows:

(in millions)	Estimated Amortization Expense
2011	$316
2012	312
2013	304
2014	294
2015	280

Amortization expense relating to intangible assets for 2010, 2009 and 2008 was $317 million, $241 million and $252 million, respectively.